Subsequent Events (Details Narrative) (10-K)						1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 06, 2018 USD ($) $ / shares shares	Feb. 28, 2018 $ / shares shares	Feb. 26, 2018 Employee	May 21, 2017 Employee	Oct. 17, 2016 USD ($) $ / shares	Apr. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Feb. 28, 2018 Employee $ / shares shares	Jan. 31, 2018 NonEmployee shares	Mar. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 Employee shares	Mar. 05, 2018 shares	Feb. 15, 2017 shares	Apr. 28, 2016 shares	Mar. 17, 2016 shares
Common stock issued during period										2,139,126	1,783,938
Number of employee | Employee				5								10
Common stock, shares authorized							15,000,000			15,000,000	15,000,000	15,000,000	15,000,000
Payment of loan | $					$ 500,000
Maximum [Member]
Common stock, shares authorized														15,000,000	7,500,000	375,000,000
Exercise price of warrants | $ / shares					$ 4.13
Warrant [Member]
Conversion shares issued											1,434,000
2013 Equity Incentive Plan [Member]
Common stock issued during period												199,669
Number of employee | Employee			9
Subsequent Event [Member]
Common stock, shares authorized													15,000,000
Net of proceeds commissions and other offering expenses | $	$ 840,000
Subsequent Event [Member] | Private Placement [Member]
Warrant purchase of common stock	140,000
Exercise price of warrants | $ / shares	$ 1.47
Subsequent Event [Member] | Common Stock [Member]
Aggregation of purchase price | $	$ 1,000,000					$ 1,000,000
Subsequent Event [Member] | Warrant [Member]
Warrant purchase of common stock	750,000
Exercise price of warrants | $ / shares	$ 1.47
Subsequent Event [Member] | Warrant [Member] | Maximum [Member]
Warrant purchase of common stock						750,000
Exercise price of warrants | $ / shares						$ 1.47
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Common stock issued during period	1,000					1,000
Conversion shares issued	1,000,000					1,000,000
Subsequent Event [Member] | Morf3D, Inc. [Member]
Payment of loan | $							$ 535,096
Subsequent Event [Member] | Mr Fisher [Member]
Maximum shares potentially issuable		23,000
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member]
Stock option term								ten-year options
Option purchase shares of common stock								123,500
Exercise price per shares | $ / shares		$ 1.49						$ 1.49
Vesting term, description								vest and become exercisable ratably over 17 monthly installments on the 15th day of each month commencing on March 15, 2018
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member] | Nine Employees [Member]
Stock option term								ten-year options
Option purchase shares of common stock								70,188
Exercise price per shares | $ / shares		$ 1.56						$ 1.56
Vesting term, description								each option to vest from and after February 26, 2018
Number of employee | Employee								9
Subsequent Event [Member] | Four Non-Employee Directors [Member] | 2013 Equity Incentive Plan [Member]
Number of non-employee directors | NonEmployee									4
Common stock issued during period									5,814